Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000047995 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Travelers The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047995 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047995 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047995 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047995 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000047995 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000047995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000047995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000047995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000047995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000047995 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000047995 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000047995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000047996 [Member] | EPAM Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Genpact Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | ADT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Permian Resources Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000047996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000047996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000047996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000047996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000047996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000047996 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000047996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047997 [Member] | Acadian Asset Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Korn Ferry [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | DXC Technology Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Dorian LPG Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | CONMED Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047997 [Member] | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047997 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047997 [Member] | Everforth Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047997 [Member] | CBIZ Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047997 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000047997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000047997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000047997 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000047997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000047997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000047997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000047997 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000047997 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047998 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Travelers The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047998 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047998 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000047998 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000047998 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000047998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000047998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000047998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000047998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000047998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000047998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000047998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000047999 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047999 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047999 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047999 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047999 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000047999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000047999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000047999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000047999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000047999 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047999 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000048000 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Travelers The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048000 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048000 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048000 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000048000 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000048000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000048000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000048000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000048000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000048000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000048000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000048000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000048000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000048001 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000048001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000048001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000048001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000048001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000048001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000048001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000048896 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Fox Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048896 [Member] | Dillard s Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048896 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Lyft Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Gap The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | SharkNinja Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Macy s Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Lululemon Athletica Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Sirius XM Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000048896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000048896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	74.20%
C000048896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000048896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048897 [Member] | Post Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048897 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000048897 [Member] | Pilgrim s Pride Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048897 [Member] | Seaboard Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048897 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048897 [Member] | McCormick And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048897 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048897 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048897 [Member] | Smithfield Foods Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048897 [Member] | JBS N V Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000048897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000048897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000048897 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048898 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048898 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000048898 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000048898 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000048898 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048898 [Member] | Range Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048898 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000048898 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000048898 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048898 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000048898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000048898 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048898 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000048898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048899 [Member] | Travelers The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | MGIC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Hartford Insurance Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Central BanCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | First American Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Allstate The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | FactSet Research Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000048899 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048899 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048899 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000048899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048900 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000048900 [Member] | Universal Health Services Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000048900 [Member] | Solventum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000048900 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000048900 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000048900 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | DaVita Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000048900 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048901 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048901 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048901 [Member] | Genpact Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048901 [Member] | ADT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000048901 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000048901 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000048901 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000048901 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048901 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000048901 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000048901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048902 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000048902 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000048902 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000048902 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048902 [Member] | Coeur Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048902 [Member] | Alcoa Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048902 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048902 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000048902 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000048902 [Member] | Mosaic The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000048902 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000048902 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	83.50%
C000048902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048903 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048903 [Member] | EPAM Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048903 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048903 [Member] | RingCentral Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048903 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048903 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048903 [Member] | Amdocs Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Zoom Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000048903 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	87.10%
C000048903 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000048903 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000048903 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048904 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000048904 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048904 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048904 [Member] | AES The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048904 [Member] | Eversource Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048904 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048904 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048904 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048904 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048904 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048904 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000048904 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000048904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000099059 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Coca Cola Consolidated Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Tutor Perini Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Amneal Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Victoria s Secret And Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | PACS Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Etsy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000099059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000099059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000099059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000099059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000099059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000099059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000099060 [Member] | EPAM Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | Genpact Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | ADT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Permian Resources Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000099060 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000099060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000099060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000099060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000099060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000099060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000099060 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099061 [Member] | Acadian Asset Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | RingCentral Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | NeoGenomics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Liquidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | National HealthCare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | AtaiBeckley Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Oscar Health Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | First Advantage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Precigen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Chefs Warehouse The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000099061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000099061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000099061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000099061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000099061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000099061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000099061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099062 [Member] | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | DXC Technology Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | Dorian LPG Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | CONMED Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099062 [Member] | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099062 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099062 [Member] | Everforth Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099062 [Member] | CBIZ Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099062 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Adient PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099062 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000099062 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000099062 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000099062 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000099062 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000099062 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000099062 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000099062 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000099062 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%